Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (2.1%)
	Nexstar Media Group Inc. Class A	50,664	9,604
*	Iridium Communications Inc.	166,455	8,839
	New York Times Co. Class A	216,881	7,949
*	Frontier Communications Parent Inc.	292,242	7,531
	TEGNA Inc.	292,526	5,774
*	Ziff Davis Inc.	61,855	5,707
	Cable One Inc.	6,394	4,631
	World Wrestling Entertainment Inc. Class A	56,704	4,529
*	TripAdvisor Inc.	136,593	2,785
	John Wiley & Sons Inc. Class A	56,497	2,679
			60,028
Consumer Discretionary (14.2%)
	Service Corp. International	206,811	14,777
*	Deckers Outdoor Corp.	34,801	13,881
*	Five Below Inc.	72,749	11,702
	Lear Corp.	77,865	11,231
	Williams-Sonoma Inc.	90,193	10,544
*	Capri Holdings Ltd.	180,959	10,378
	Churchill Downs Inc.	43,511	9,658
	H&R Block Inc.	209,355	9,151
	Dick's Sporting Goods Inc.	74,608	8,922
	Gentex Corp.	308,238	8,908
	Texas Roadhouse Inc. Class A	87,700	8,710
*,1	GameStop Corp. Class A	331,506	8,689
	Wyndham Hotels & Resorts Inc.	118,420	8,683
	Lithia Motors Inc. Class A	36,094	8,638
*	Mattel Inc.	463,406	8,448
	Polaris Inc.	73,404	8,372
	Murphy USA Inc.	28,171	8,333
	Macy's Inc.	353,722	8,312
	Harley-Davidson Inc.	174,353	8,217
*	Crocs Inc.	80,820	8,163
*	Light & Wonder Inc.	123,646	8,009
	Marriott Vacations Worldwide Corp.	51,496	7,672
*	RH	26,208	7,517
*	Skechers USA Inc. Class A	176,874	7,459
*	Penn Entertainment Inc.	207,971	7,319
	Brunswick Corp.	97,524	7,236
	Tempur Sealy International Inc.	225,864	7,176
	Toll Brothers Inc.	140,269	6,720
*	TopBuild Corp.	42,453	6,541

		Shares	Market Value ($000)
	Boyd Gaming Corp.	106,458	6,529
	Wingstop Inc.	39,214	6,490
*	AutoNation Inc.	50,643	6,275
	Leggett & Platt Inc.	173,957	6,195
	Thor Industries Inc.	71,488	6,158
	PVH Corp.	87,877	5,904
*	Fox Factory Holding Corp.	55,392	5,877
*	Visteon Corp.	36,889	5,415
	Kohl's Corp.	168,373	5,401
*	YETI Holdings Inc.	113,009	5,073
	Wendy's Co.	223,364	5,039
*	Victoria's Secret & Co.	108,952	5,012
*	Adient plc	124,346	4,842
*	Grand Canyon Education Inc.	41,915	4,739
	Choice Hotels International Inc.	38,024	4,685
*	Ollie's Bargain Outlet Holdings Inc.	76,249	4,644
*	Taylor Morrison Home Corp. Class A	149,101	4,531
	Travel + Leisure Co.	109,827	4,269
	Foot Locker Inc.	105,355	4,193
	Columbia Sportswear Co.	46,412	4,158
*	Goodyear Tire & Rubber Co.	370,550	4,158
	Gap Inc.	280,155	4,073
*	Topgolf Callaway Brands Corp.	181,702	3,807
	Carter's Inc.	51,149	3,736
	Papa John's International Inc.	42,244	3,517
	KB Home	110,775	3,477
	Cracker Barrel Old Country Store Inc.	29,883	3,431
	Graham Holdings Co. Class B	5,084	3,272
*	Helen of Troy Ltd.	31,429	3,097
[1]	Nordstrom Inc.	147,408	3,091
	Hanesbrands Inc.	457,585	3,075
	Dana Inc.	167,721	2,954
*	Under Armour Inc. Class A	246,994	2,470
*	Under Armour Inc. Class C	262,306	2,287
			411,240
Consumer Staples (4.0%)
*	Darling Ingredients Inc.	210,304	15,106
*	BJ's Wholesale Club Holdings Inc.	177,293	13,340
*	Performance Food Group Co.	203,198	12,391
	Casey's General Stores Inc.	48,843	11,870
	Ingredion Inc.	85,896	8,415
	Flowers Foods Inc.	253,109	7,606
*	Post Holdings Inc.	71,320	6,676
*	Celsius Holdings Inc.	52,548	5,851
	Lancaster Colony Corp.	25,967	5,379
*	Sprouts Farmers Market Inc.	140,955	4,839
*	Boston Beer Co. Inc. Class A	12,464	4,791
*	BellRing Brands Inc.	177,612	4,424
*	Coty Inc. Class A	472,996	3,722
*	Grocery Outlet Holding Corp.	115,704	3,502
	Energizer Holdings Inc.	87,101	2,969
	Coca-Cola Consolidated Inc.	6,036	2,969
*	Pilgrim's Pride Corp.	59,699	1,562
			115,412
Energy (4.1%)
*	Antero Resources Corp.	367,425	13,429
	HF Sinclair Corp.	190,547	11,879

		Shares	Market Value ($000)
	NOV Inc.	514,953	11,566
*	Southwestern Energy Co.	1,461,392	10,113
	Matador Resources Co.	147,186	9,767
	PDC Energy Inc.	126,327	9,389
	Range Resources Corp.	324,991	9,382
	Murphy Oil Corp.	191,561	9,042
	ChampionX Corp.	266,201	8,210
	DT Midstream Inc.	126,819	7,651
	PBF Energy Inc. Class A	148,514	5,906
	Antero Midstream Corp.	439,432	4,979
	Equitrans Midstream Corp.	567,149	4,758
*	CNX Resources Corp.	248,277	4,313
			120,384
Financials (15.1%)
	First Horizon Corp.	703,672	17,486
	American Financial Group Inc.	91,585	13,025
	East West Bancorp Inc.	184,804	12,975
	Reinsurance Group of America Inc.	87,870	12,688
	Webster Financial Corp.	230,585	12,530
	Annaly Capital Management Inc.	565,327	12,251
	Cullen/Frost Bankers Inc.	84,100	12,200
	Interactive Brokers Group Inc. Class A	134,883	10,831
	RenaissanceRe Holdings Ltd.	57,292	10,823
	Commerce Bancshares Inc.	143,106	10,722
	Unum Group	246,552	10,400
	Jefferies Financial Group Inc.	243,853	9,264
	Old Republic International Corp.	376,868	9,233
	Prosperity Bancshares Inc.	119,588	9,037
	Stifel Financial Corp.	139,216	8,945
	Kinsale Capital Group Inc.	28,240	8,704
	Voya Financial Inc.	128,374	8,470
	SEI Investments Co.	135,093	8,414
	Glacier Bancorp Inc.	145,308	8,413
	Pinnacle Financial Partners Inc.	100,229	8,408
[1]	New York Community Bancorp Inc.	892,030	8,340
	Affiliated Managers Group Inc.	50,095	8,036
	Synovus Financial Corp.	190,667	8,033
	Selective Insurance Group Inc.	79,154	7,608
	United Bankshares Inc.	176,542	7,572
	First American Financial Corp.	136,636	7,467
	Old National Bancorp	384,023	7,339
	Primerica Inc.	49,097	7,317
	Wintrust Financial Corp.	79,675	7,285
	Valley National Bancorp	550,874	6,974
	Cadence Bank	239,334	6,902
	RLI Corp.	52,946	6,887
	Hanover Insurance Group Inc.	46,725	6,883
	Bank OZK	145,779	6,728
	FNB Corp.	459,854	6,484
	Home BancShares Inc.	250,006	6,363
	First Financial Bankshares Inc.	170,188	6,288
	Hancock Whitney Corp.	112,387	6,163
	Umpqua Holdings Corp.	284,555	5,768
	SLM Corp.	329,560	5,754
	Essent Group Ltd.	141,189	5,660
	MGIC Investment Corp.	397,833	5,462
	Evercore Inc. Class A	47,269	5,444
*	Brighthouse Financial Inc.	94,129	5,247

		Shares	Market Value ($000)
	UMB Financial Corp.	57,025	4,877
	Associated Banc-Corp	196,958	4,845
	Kemper Corp.	83,740	4,767
	FirstCash Holdings Inc.	49,981	4,691
	Cathay General Bancorp	97,518	4,532
	Janus Henderson Group plc	173,999	4,400
	Bank of Hawaii Corp.	52,728	4,254
	Federated Hermes Inc. Class B	111,072	4,216
	Fulton Financial Corp.	219,490	4,080
	PacWest Bancorp	154,243	4,029
*	Texas Capital Bancshares Inc.	65,487	3,929
	International Bancshares Corp.	69,361	3,654
	CNO Financial Group Inc.	149,948	3,521
	Washington Federal Inc.	85,614	3,020
	Navient Corp.	145,092	2,404
			438,042
Health Care (9.7%)
*	United Therapeutics Corp.	59,690	16,707
*	Neurocrine Biosciences Inc.	125,420	15,936
*	Jazz Pharmaceuticals plc	82,207	12,899
*	Repligen Corp.	67,676	12,103
*	Shockwave Medical Inc.	47,114	11,948
*	Acadia Healthcare Co. Inc.	119,149	10,611
*	Penumbra Inc.	49,693	10,411
*	Halozyme Therapeutics Inc.	180,737	10,349
	Chemed Corp.	19,544	10,163
*	Masimo Corp.	63,355	9,183
	Bruker Corp.	132,157	8,909
	Encompass Health Corp.	130,816	7,650
*	Globus Medical Inc. Class A	101,037	7,466
*	Envista Holdings Corp.	214,202	7,309
*	Exelixis Inc.	422,168	7,211
*	HealthEquity Inc.	110,670	7,025
*	Medpace Holdings Inc.	32,918	6,909
*	LHC Group Inc.	40,683	6,648
*	Tenet Healthcare Corp.	141,436	6,531
*	QuidelOrtho Corp.	71,089	6,228
*	Option Care Health Inc.	202,658	6,102
	Azenta Inc.	98,406	5,925
*	Haemonetics Corp.	67,281	5,740
	Perrigo Co. plc	176,470	5,688
*	Lantheus Holdings Inc.	90,184	5,599
*	Integra LifeSciences Holdings Corp.	95,297	5,236
*	Syneos Health Inc.	134,580	4,748
*	Neogen Corp.	283,415	4,693
*	Inari Medical Inc.	63,019	4,637
*	Arrowhead Pharmaceuticals Inc.	138,704	4,466
*	ICU Medical Inc.	26,332	4,193
*	LivaNova plc	70,230	3,889
*	Amedisys Inc.	42,600	3,880
*	STAAR Surgical Co.	62,954	3,595
*	Progyny Inc.	97,813	3,583
*	Tandem Diabetes Care Inc.	84,155	3,539
*	Enovis Corp.	62,607	3,389
	Patterson Cos. Inc.	113,580	3,230
*	Omnicell Inc.	58,048	2,996
*	NuVasive Inc.	68,267	2,651

		Shares	Market Value ($000)
*	R1 RCM Inc.	180,061	1,629
*	Sotera Health Co.	130,138	1,085
			282,689
Industrials (19.3%)
	Hubbell Inc. Class B	70,392	17,884
	Carlisle Cos. Inc.	67,830	17,847
*	Axon Enterprise Inc.	88,553	16,296
	AECOM	183,138	15,567
	Graco Inc.	221,785	15,518
	Toro Co.	137,131	15,220
*	Builders FirstSource Inc.	204,682	13,085
	Watsco Inc.	43,545	11,713
	Knight-Swift Transportation Holdings Inc. Class A	210,723	11,680
	Regal Rexnord Corp.	87,182	11,430
	Lincoln Electric Holdings Inc.	75,968	11,234
	Owens Corning	126,222	11,214
	Lennox International Inc.	42,292	11,014
	Tetra Tech Inc.	69,935	10,811
	AGCO Corp.	81,207	10,778
*	Middleby Corp.	70,666	10,189
	EMCOR Group Inc.	64,732	10,027
	Donaldson Co. Inc.	162,077	9,874
*	CACI International Inc. Class A	30,722	9,595
	Valmont Industries Inc.	28,006	9,485
	KBR Inc.	182,387	9,424
	ITT Inc.	108,394	9,161
*	Sunrun Inc.	278,009	9,058
	Curtiss-Wright Corp.	50,342	8,893
	nVent Electric plc	218,352	8,736
*	Avis Budget Group Inc.	37,832	8,459
*	Saia Inc.	34,623	8,434
	MDU Resources Group Inc.	266,571	8,394
	Landstar System Inc.	47,790	8,267
	Acuity Brands Inc.	42,879	8,074
	Science Applications International Corp.	73,012	8,039
*	Clean Harbors Inc.	66,001	7,920
	Oshkosh Corp.	85,689	7,889
*	FTI Consulting Inc.	45,315	7,831
	Woodward Inc.	78,877	7,556
*	GXO Logistics Inc.	155,483	7,286
*	Univar Solutions Inc.	218,827	7,250
*	MasTec Inc.	77,309	7,022
	MSA Safety Inc.	48,215	6,799
*	Chart Industries Inc.	47,036	6,726
	Timken Co.	87,611	6,657
*	Trex Co. Inc.	144,542	6,633
	Crane Holdings Co.	62,508	6,622
	Hexcel Corp.	110,250	6,610
*	IAA Inc.	175,330	6,552
*	Stericycle Inc.	120,838	6,299
	Ryder System Inc.	67,121	6,275
*	Fluor Corp.	186,257	6,260
*	ASGN Inc.	65,810	5,962
	ManpowerGroup Inc.	67,821	5,936
*	XPO Logistics Inc.	150,790	5,824
	Watts Water Technologies Inc. Class A	35,788	5,671
	Insperity Inc.	46,855	5,555
*	Kirby Corp.	78,513	5,479

		Shares	Market Value ($000)
	Flowserve Corp.	171,272	5,371
	MSC Industrial Direct Co. Inc. Class A	62,034	5,324
	Simpson Manufacturing Co. Inc.	56,574	5,264
	GATX Corp.	46,345	5,225
	Terex Corp.	88,902	4,082
	EnerSys	53,312	4,029
*	Mercury Systems Inc.	75,636	3,844
	Brink's Co.	61,959	3,702
*	Dycom Industries Inc.	38,760	3,533
	Werner Enterprises Inc.	77,332	3,401
*	JetBlue Airways Corp.	425,089	3,384
	Esab Corp.	67,709	3,205
*	RXO Inc.	150,790	2,865
	Kennametal Inc.	106,908	2,825
*	SunPower Corp.	112,116	2,719
*	Vicor Corp.	29,227	1,578
	MillerKnoll Inc.	600	12
			558,377
Information Technology (12.4%)
*	First Solar Inc.	129,999	22,429
*	Fair Isaac Corp.	33,118	20,524
*	Lattice Semiconductor Corp.	180,086	13,116
	Jabil Inc.	180,418	13,024
*	Paylocity Holding Corp.	53,648	11,686
	Cognex Corp.	227,417	11,321
*	Wolfspeed Inc.	120,130	10,922
*	Manhattan Associates Inc.	82,239	10,357
*	Dynatrace Inc.	263,780	10,221
	Genpact Ltd.	221,420	10,210
*	WEX Inc.	57,908	9,795
*	Arrow Electronics Inc.	84,146	9,150
*	Ciena Corp.	196,263	8,824
*	Aspen Technology Inc.	38,015	8,762
*	ExlService Holdings Inc.	43,346	8,114
	Littelfuse Inc.	32,456	8,000
	Western Union Co.	505,770	7,415
*	Novanta Inc.	46,728	7,371
	National Instruments Corp.	173,457	7,115
	Concentrix Corp.	55,946	6,847
*	Silicon Laboratories Inc.	44,859	6,524
	Universal Display Corp.	56,956	6,414
	MKS Instruments Inc.	74,942	6,285
*	Coherent Corp.	169,932	6,231
	Power Integrations Inc.	74,963	6,033
*	Euronet Worldwide Inc.	61,747	5,739
	TD SYNNEX Corp.	55,332	5,660
*	Qualys Inc.	45,776	5,645
	Avnet Inc.	124,091	5,605
	Maximus Inc.	79,369	5,580
*	Synaptics Inc.	51,935	5,504
*	Cirrus Logic Inc.	73,344	5,480
*	Calix Inc.	74,464	5,309
*	Lumentum Holdings Inc.	90,466	4,970
*	Teradata Corp.	134,862	4,606
*	MACOM Technology Solutions Holdings Inc.	67,018	4,603
	Belden Inc.	57,086	4,592
*	NCR Corp.	179,531	4,285
*	Envestnet Inc.	72,377	4,272

		Shares	Market Value ($000)
	Vontier Corp.	207,144	4,066
*	IPG Photonics Corp.	43,465	3,957
	Vishay Intertechnology Inc.	171,332	3,948
*	CommVault Systems Inc.	58,749	3,877
	Amkor Technology Inc.	131,934	3,697
*	Blackbaud Inc.	58,411	3,462
*	Viasat Inc.	99,107	3,379
*	Kyndryl Holdings Inc.	268,196	3,141
*	ACI Worldwide Inc.	149,550	3,126
*	Semtech Corp.	83,428	2,565
	Xerox Holdings Corp.	147,243	2,402
*	SiTime Corp.	20,978	2,212
			358,372
Materials (7.2%)
	Steel Dynamics Inc.	227,504	23,645
	RPM International Inc.	169,178	17,530
	Reliance Steel & Aluminum Co.	79,071	16,707
	Alcoa Corp.	235,967	11,829
*	Cleveland-Cliffs Inc.	678,433	10,502
	Olin Corp.	177,046	10,088
	Royal Gold Inc.	86,048	9,666
	AptarGroup Inc.	85,639	9,090
	United States Steel Corp.	310,934	8,174
	Sonoco Products Co.	127,891	7,849
	Commercial Metals Co.	158,030	7,778
	Valvoline Inc.	232,037	7,653
	Ashland Inc.	65,289	7,304
	Eagle Materials Inc.	49,392	6,734
	Chemours Co.	203,346	6,314
	Louisiana-Pacific Corp.	96,883	6,181
	Silgan Holdings Inc.	109,794	5,808
	Cabot Corp.	73,796	5,433
	Westlake Corp.	44,961	4,840
	Sensient Technologies Corp.	55,073	4,115
*	MP Materials Corp.	121,060	4,025
	Avient Corp.	112,223	3,884
*	Ingevity Corp.	46,895	3,670
[1]	Scotts Miracle-Gro Co.	53,162	2,973
	NewMarket Corp.	9,056	2,862
	Greif Inc. Class A	34,994	2,460
	Worthington Industries Inc.	39,709	2,253
			209,367
Real Estate (7.6%)
	Rexford Industrial Realty Inc.	224,359	12,405
	Life Storage Inc.	110,672	11,896
	Lamar Advertising Co. Class A	114,254	11,441
	STORE Capital Corp.	348,520	11,118
	National Retail Properties Inc.	232,334	10,771
*	Jones Lang LaSalle Inc.	62,843	10,568
	Medical Properties Trust Inc.	785,682	10,308
	Healthcare Realty Trust Inc. Class A	498,913	10,243
	Omega Healthcare Investors Inc.	307,061	9,298
	Brixmor Property Group Inc.	392,801	9,105
	EastGroup Properties Inc.	57,119	8,867
	First Industrial Realty Trust Inc.	173,173	8,754
	Apartment Income REIT Corp. Class A	202,177	7,693
	Spirit Realty Capital Inc.	178,739	7,403

		Shares	Market Value ($000)
	Rayonier Inc.	192,096	6,892
	Kite Realty Group Trust	287,196	6,548
	Kilroy Realty Corp.	137,949	5,962
	Independence Realty Trust Inc.	290,744	5,268
	Cousins Properties Inc.	198,462	5,236
	PotlatchDeltic Corp.	105,644	5,049
	National Storage Affiliates Trust	111,838	4,452
	Physicians Realty Trust	296,541	4,427
	Highwoods Properties Inc.	137,746	4,105
	Corporate Office Properties Trust	147,422	4,094
	EPR Properties	98,376	4,094
	Douglas Emmett Inc.	230,264	3,988
	Sabra Health Care REIT Inc.	302,928	3,911
	Park Hotels & Resorts Inc.	294,868	3,783
	Macerich Co.	282,294	3,585
[1]	SL Green Realty Corp.	84,312	3,538
	Pebblebrook Hotel Trust	172,779	2,877
	JBG SMITH Properties	130,825	2,696
			220,375
Utilities (3.9%)
	Essential Utilities Inc.	312,766	15,088
	OGE Energy Corp.	262,525	10,622
	UGI Corp.	274,626	10,614
	National Fuel Gas Co.	120,003	7,948
	IDACORP Inc.	66,328	7,331
	New Jersey Resources Corp.	126,164	6,277
	ONE Gas Inc.	70,977	6,171
	Black Hills Corp.	85,336	6,113
	Hawaiian Electric Industries Inc.	143,513	5,896
	Ormat Technologies Inc.	63,808	5,770
	Portland General Electric Co.	116,996	5,760
	Southwest Gas Holdings Inc.	80,856	5,535
	PNM Resources Inc.	112,541	5,514
	Spire Inc.	68,919	5,107
	ALLETE Inc.	74,848	4,955
	NorthWestern Corp.	73,643	4,301
			113,002
Total Common Stocks (Cost $2,471,007)			2,887,288

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $32,158)	3.877%	321,641	32,161
Total Investments (100.7%) (Cost $2,503,165)				2,919,449
Other Assets and Liabilities—Net (-0.7%)				(21,412)
Net Assets (100%)				2,898,037
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,756,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $24,596,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2022	27	6,965	328

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Wolfspeed Inc.	8/31/23	BANA	3,308	(3.776)	501	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $425,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,887,288	—	—	2,887,288
Temporary Cash Investments	32,161	—	—	32,161
Total	2,919,449	—	—	2,919,449

Derivative Financial Instruments
Assets
Futures Contracts[1]	328	—	—	328
Swap Contracts	—	501	—	501
Total	328	501	—	829
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.